LOAN PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Loan Payable [Abstract]
Loan Payable [Text Block]
NOTE 8 – LOAN PAYABLE

On May 15, 2008, Sendio entered into a three-year note payable for the purchase of a vehicle.  The note bore interest at a rate of 24.5% and was payable in 36 equal monthly installments of principal and interest of approximately $575 plus mandatory VAT and insurance.  The note was secured by the vehicle.  The note was paid in full in May, 2011.

NOTE 10 – LOAN PAYABLE

On May 15, 2008, Sendio entered into a three-year note payable for the purchase of a vehicle.  The note bears interest at a rate of 24.5% and is payable in 36 equal monthly installments of principal and interest of approximately $575 plus mandatory VAT and insurance.  The note is secured by the vehicle.